Net Income Per Share Attributable to Evercore Inc. Common Shareholders - Additional Information (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Nov. 30, 2015 shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Adjustment To Diluted Net Income Attributable To Class A Common Shareholders If LP Units Were Dilutive | $	$ 18,196	$ 7,697	$ 12,912
LP Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded From Computation of Earnings Per Share (in shares)	6,397	6,606	5,161
Class G And H Interests [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares That Are Contingently Issuable	2,908	1,747
LP Units [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Limited Partnership Units Convertible Conversion Ratio	1
Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares That Are Contingently Issuable	2,908	1,747	88
Share Repurchased During Offering				2,355
Class A [Member] | Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants to Purchase Class A shares (in shares)				5,455